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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864

                          Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  June 30, 2004 through December 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


item 1.REPORTS TO SHAREOWNERS.

================================================================================


================================================================================

                                     PIONEER
                                     -------
                                      BOND
                                      FUND

                                   Semiannual
                                     Report
                                    12/31/04


                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                                          1
Portfolio Summary                                                              2
Performance Update                                                             3
Comparing Ongoing Fund Expenses                                                9
Portfolio Management Discussion                                               11
Schedule of Investments                                                       14
Financial Statements                                                          33
Notes to Financial Statements                                                 43
Trustees, Officers and Service Providers                                      49
Retirement Plans from Pioneer                                                 50

Pioneer Bond Fund

================================================================================
LETTER TO SHAREOWNERS 12/31/04
================================================================================

Dear Shareowner,
--------------------------------------------------------------------------------
After three calendar quarters of listless performance, U.S. equity markets improved strongly late in the year. Anxiety over energy prices, international tensions and the falling American dollar had held the markets back, but uneasiness about the presidential election was the principal source of investor hesitation. The election went smoothly, the result was decisive, and the ensuing rally pushed major indices into the black for the second year running. However, returns trailed 2003's levels. Small capitalization companies outperformed large cap issues for the sixth consecutive year. Markets overseas were generally buoyant: commodity-rich nations saw surging demand for copper, gold, lumber and other materials, with much of their output destined to feed China's vast economic appetite.

Bond investors focused on longer-term issues. Reflecting the risk aversion that favored small cap stocks, high-yield bonds were the strongest performers, while higher quality issues, including U.S. Treasury issues, scored more modest gains. Municipal bond returns were generally favorable as well; economic growth spurred rising tax revenues, putting many issuers into surplus for the first time in years.

A measured pace of growth seems in store for the U.S. economy, which generated
2.2 million jobs after years of employment declines. By the end of September, the economy had tallied twelve straight up quarters and the nation's annualized growth rate stood at a respectable four percent. We believe this rate of expansion is enough to sustain growth without provoking the Federal Reserve Board into aggressive interest rate hikes aimed at calming inflation.

Welcome to former Safeco fund shareholders

With this report, we also would like to acknowledge the investors in former Safeco mutual funds who now are shareholders of Pioneer funds. We would like to welcome you again to the Pioneer fund family and assure you of our commitment to provide the highest quality portfolio management and personal service. Pioneer has emerged as a growing presence in the ranks of major U.S. management firms. As a shareholder in a Pioneer mutual fund, you have significantly more investment options available to you. A conversation with your investment professional will help you understand how these new funds may enhance your portfolio diversification and fit in with your long-range goals. Or, feel free to call Pioneer directly at 1-800-225-6292 for assistance.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ OSBERT M. HOOD

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Bond Fund

================================================================================
PORTFOLIO SUMMARY 12/31/04
================================================================================

Portfolio Composition
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

                  U.S. Government Securities             56.5%
                  U.S. Corporate Bonds                   35.1%
                  Temporary Cash Investment               4.4%
                  Asset Backed Securities                 2.2%
                  Collateralized Mortgage Obligations     1.0%
                  Municiapl Bonds                         0.8%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

                           Treasury/Agency       57.6%
                           AA                     0.7%
                           A                      3.3%
                           BBB                   22.3%
                           BB                    10.2%
                           B & Lower              3.6%
                           Commercial Paper       2.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1.    Government National Mortgage Association II, 6.0%, 11/20/33         4.36%
--------------------------------------------------------------------------------
 2.    US Treasury Notes, 5.375%, 2/15/31                                  3.02
--------------------------------------------------------------------------------
 3.    Federal Home Loan Mortgage Corp., 5/1/34                            2.52
--------------------------------------------------------------------------------
 4.    Federal National Mortgage Association, 5.5%, 9/1/19                 1.82
--------------------------------------------------------------------------------
 5.    Government National Mortgage Association, 5.5%, 7/15/34             1.50
--------------------------------------------------------------------------------
 6.    Federal National Mortgage Association, 6.0%, 4/1/33                 1.24
--------------------------------------------------------------------------------
 7.    Federal National Mortgage Association, 6.0%, 7/1/33                 1.18
--------------------------------------------------------------------------------
 8.    Thomas & Betts Corp., 7.25%, 6/1/13                                 1.16
--------------------------------------------------------------------------------
 9.    Federal Home Loan Mortgage Corp., 6.0%, 8/1/34                      1.14
--------------------------------------------------------------------------------
10.    Federal Home Loan Mortgage Corp., 6.0%, 3/1/33                      1.12
--------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Bond Fund

================================================================================
PERFORMANCE UPDATE 12/31/04                                       CLASS A SHARES
================================================================================

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                  12/31/04           6/30/04
                           $9.38              $9.18

Distributions per Share    Net Investment     Short-Term      Long-Term
(7/1/04 - 12/31/04)        Income             Capital Gains   Capital Gains
                           $0.2485            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund at public offering price, compared to that of the Lehman Brothers Aggregate Bond Index.

------------------------------------------
Average Annual Total Returns
(as of December 31, 2004)

              Net Asset    Public Offering
Period          Value        Price (POP)
10 Years        7.18%           6.69%
5 Years         7.86            6.86
1 Year          5.71            0.95

------------------------------------------

Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

             Pioneer          Lehman Brothers
            Bond Fund       Aggregate Bond Index
12/94         $9,550               $10,000
             $11,286               $11,847
12/96        $11,507               $12,278
             $12,562               $13,463
12/98        $13,528               $14,632
             $13,095               $14,512
12/00        $14,201               $16,199
             $15,272               $17,567
12/02        $16,611               $19,369
             $18,082               $20,164
12/04        $19,114               $21,038

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer Bond Fund

================================================================================
PERFORMANCE UPDATE 12/31/04                                       CLASS B SHARES
================================================================================

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 12/31/04           6/30/04
                          $9.34              $9.14

Distributions per Share   Net Investment     Short-Term      Long-Term
(7/1/04 - 12/31/04)       Income             Capital Gains   Capital Gains
                          $0.2084            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

------------------------------------
Average Annual Total Returns
(as of December 31, 2004)

                 If           If
Period          Held       Redeemed
10 Years        6.30%        6.30%
5 Years         6.93         6.93
1 Year          4.82         0.82

------------------------------------

Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

             Pioneer          Lehman Brothers
            Bond Fund       Aggregate Bond Index
12/94        $10,000               $10,000
             $11,310               $11,847
12/96        $11,540               $12,278
             $12,533               $13,463
12/98        $13,507               $14,632
             $13,081               $14,512
12/00        $14,142               $16,199
             $15,110               $17,567
12/02        $16,286               $19,369
             $17,581               $20,164
12/04        $18,428               $21,038


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer Bond Fund

================================================================================
PERFORMANCE UPDATE 12/31/04                                       CLASS C SHARES
================================================================================

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                  12/31/04           6/30/04
                           $9.31              $9.11

Distributions per Share    Net Investment     Short-Term      Long-Term
(7/1/04 - 12/31/04)        Income             Capital Gains   Capital Gains
                           $0.2113            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

------------------------------------------
      Average Annual Total Returns
        (as of December 31, 2004)

                       If           If
Period                Held       Redeemed
Life-of-Class
(1/31/96)             5.09%        5.09%
5 Years               6.85         6.85
1 Year                4.91         4.91

------------------------------------------

Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

             Pioneer          Lehman Brothers
            Bond Fund       Aggregate Bond Index
1/96         $10,000               $10,000
              $9,985               $10,295
             $10,904               $11,289
12/98        $11,653               $12,269
             $11,179               $12,168
12/00        $12,023               $13,583
             $12,789               $14,730
12/02        $13,771               $16,241
             $14,841               $16,907
12/04        $15,570               $17,640

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information. The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer Bond Fund

================================================================================
PERFORMANCE UPDATE 12/31/04                                       CLASS R SHARES
================================================================================

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                  12/31/04           6/30/04
                           $9.48              $9.28

Distributions per Share    Net Investment     Short-Term      Long-Term
(7/1/04 - 12/31/04)        Income             Capital Gains   Capital Gains
                           $0.2342            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

-----------------------------------
Average Annual Total Returns
(as of December 31, 2004)

                 If           If
Period          Held       Redeemed
10 Years        6.83%        6.83%
5 Years         7.71         7.71
1 Year          5.62         5.62

-----------------------------------

Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

             Pioneer          Lehman Brothers
            Bond Fund       Aggregate Bond Index
12/94        $10,000               $10,000
             $11,754               $11,847
12/96        $11,922               $12,278
             $12,948               $13,463
12/98        $13,881               $14,632
             $13,358               $14,512
12/00        $14,422               $16,199
             $15,429               $17,567
12/02        $16,698               $19,369
             $18,338               $20,164
12/04        $19,370               $21,038


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer Bond Fund

================================================================================
PERFORMANCE UPDATE 12/31/04                                       CLASS Y SHARES
================================================================================

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                  12/31/04           6/30/04
                           $9.32              $9.12

Distributions per Share    Net Investment     Short-Term      Long-Term
(7/1/04 - 12/31/04)        Income             Capital Gains   Capital Gains
                           $0.2715            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

------------------------------------
Average Annual Total Returns
(as of December 31, 2004)

                 If           If
Period          Held       Redeemed
10 Years        7.34%        7.34%
5 Years         8.18         8.18
1 Year          6.35         6.35

------------------------------------

Value of $10,000 Investment

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

             Pioneer          Lehman Brothers
            Bond Fund       Aggregate Bond Index
12/94        $10,000               $10,000
             $11,816               $11,847
12/96        $12,047               $12,278
             $13,151               $13,463
12/98        $14,162               $14,632
             $13,709               $14,512
12/00        $14,868               $16,199
             $16,006               $17,567
12/02        $17,476               $19,369
             $19,103               $20,164
12/04        $20,315               $21,038

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 10/31/78 to 9/20/01. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer Bond Fund

================================================================================
PERFORMANCE UPDATE 12/31/04                                INVESTOR CLASS SHARES
================================================================================

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                  12/31/04           12/11/04
                           $9.39              $9.40

Distributions per Share    Net Investment     Short-Term      Long-Term
(12/11/04 - 12/31/04)      Income             Capital Gains   Capital Gains
                           $0.0277            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------


                      -----------------------------------
                      Average Annual Total Returns
                      (as of December 31, 2004)

                                         If         If
                      Period            Held     Redeemed
                      Life of Fund
                      12/11/04          0.19%      0.19%

                       -----------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Bond Fund

================================================================================
COMPARING ONGOING FUND EXPENSES
================================================================================

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divide] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Bond Fund

Based on actual returns from July 1, 2004 through December 31, 2004

                                                                                       Investor
Share Class                    A           B           C           R           Y         Class
------------------------------------------------------------------------------------------------
Beginning Account Value
On 7/1/04**               $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value
(after expenses) On
12/31/04                  $1,049.20   $1,045.00   $1,045.40   $1,047.10   $1,052.20   $1,001.90
Expenses Paid
During Period*            $    5.68   $   10.31   $   10.05   $    7.33   $    3.10   $    0.45

 * Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.00%, 1.95%, 1.42%, 0.60% and 0.87%, for Class A, Class B, Class C, Class R, Class Y, and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) 21/366 for Investor Class shares.


** 12/11/04 for Investor Class shares.

Pioneer Bond Fund

================================================================================

================================================================================

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads).. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Bond Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2004 through December 31, 2004

                                                                                       Investor
Share Class                    A           B           C           R           Y         Class
-----------------------------------------------------------------------------------------------
Beginning Account Value
On 7/1/04                 $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Ending Account Value
(after expenses) On
12/31/04                  $1,019.66   $1,015.12   $1,015.38   $1,018.05   $1,022.18   $1,002.15
Expenses Paid
During Period*            $    5.60   $   10.16   $    9.91   $    7.22   $    3.06   $    0.45

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.00%, 1.95%, 1.42%, 0.60%, and 0.87%, for Class A, Class B, Class C, Class R, Class Y, and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Bond Fund

================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04
================================================================================

As the domestic economy showed evidence of a sustained recovery during the second half of 2004, the U.S. Federal Reserve continued to raise short-term interest rates gradually to contain the risk of inflation and keep the economy in check. The fixed-income market reacted favorably to the Fed's series of measured increases in the Fed funds rate, with the yields of longer-term Treasuries actually declining modestly. Meanwhile corporate bonds and mortgages continued to outperform Treasuries as investors sought out higher-yielding investments in an environment of low, by historical standards, interest rates. In the following discussion, Kenneth J. Taubes discusses the factors that influenced Pioneer Bond Fund's performance during the six months. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for daily management of the Fund.

Q: How did the Fund perform during six months ended December 31, 2004?

A: Pioneer Bond Fund performed well, outpacing its benchmark as well as the competitive funds average. For the six-month period, the Fund's Class A shares returned 4.92%, at net asset value. During the same six months, the Lehman Brothers Aggregate Bond Index returned 4.18%, while the average total return of the 224 funds in Lipper's Corporate Debt A-Rated Bond Fund category was also 4.18%. On December 31, 2004, the standardized 30-day SEC Yield on Class A shares was 4.00%.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What factors affected Fund performance?

A: During a period in which investors sought out yield, the Fund held to its emphasis on sectors with yield advantages over Treasuries, corporate bonds and mortgage-backed securities. Both corporate bonds and mortgage securities outperformed Treasuries, with high-yield corporate securities turning in the best performance of all sectors of the domestic bond market. Despite rising short-term rates, the yields of longer maturity Treasuries were relatively stable, and investors sought out securities with yield advantages

Pioneer Bond Fund

================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 12/31/04                             (continued)
================================================================================

   over Treasuries. Against a backdrop of a strengthening economy, corporations generated additional cash flow, which improved the overall credit quality of corporate securities and further encouraged investments in both high-yield and investment-grade corporate debt.

   Our emphasis on high-yield and investment-grade corporate bonds as well as mortgage securities helped support Fund performance throughout the six months. At the end of the six-month period, about 55% of assets were invested in mortgage securities and about 40% were invested in corporate debt, including almost 15% high-yield bonds. We reduced our high-yield positions slightly in the final quarter of the year. As we did so, we increased our investments in mortgages, which offered yields competitive with investment-grade corporates but with higher quality. Overall average credit quality of the portfolio was raised slightly during the period from A to A+.

   Less significant but also helpful was our decision to keep the Fund's sensitivity to interest-rate changes -- as measured by duration -- either neutral or slightly longer than the benchmark Lehman Brothers Aggregate Bond Index. In an environment of stable to slightly-declining market interest rates, this strategy tended to benefit performance. On December 31, 2004, the Fund's average effective duration was a somewhat shorter 3.99 years.

Q: What were some of the individual holdings that most influenced portfolio performance?

A: Among the high-yield holdings that helped performance were the bonds of two steel companies: International Steel, which we sold to take profits before the period ended, and ISPAT Inland ULC, which were upgraded in credit rating after the company was acquired by a Dutch corporation. Other bonds which appreciated strongly in price were those of financial service corporates Allmerica Financial, E-Trade and Odyssey Re.

   Detracting from results were insurance company Provident, whose bond prices slipped amid controversy over the New York attorney general's investigation of industry practices, Toys "R" Us, which announced restructuring plans, and Intelsat, a satellite company that withdrew plans for an initial public stock offering.

Pioneer Bond Fund

================================================================================

================================================================================

Q: What is your investment outlook?

A: We anticipate that the Federal Reserve will continue to raise the Fed funds rate at a gradual pace during 2005. The fixed-income market already has anticipated, in current bond prices, a series of further increases that would bring the Fed funds rate from 2.25% to near 3.5% by the end of the year. We believe the market rates of longer-term and intermediate-term securities already are close to being fairly valued. As a result, we anticipate that the yield curve -- which measures the relationship between short-term and longer-term interest rates -- likely will flatten during the year as short-term rates move up.

   In general, valuations of corporate securities appear relatively high by historical standards, but they probably are justified given the strong economic fundamentals both in the United States and throughout the globe. Strengthening economies are now helping companies across all sectors, resulting in improved cash flows and corporate profits. In this environment, we think corporate bonds should perform well, consistent with their yield advantage over Treasuries. As a result, we will continue to look for opportunities in the corporate sector. However, we expect to also put greater emphasis on mortgage securities, which offer virtually the same yields as investment-grade corporate debt but have the advantage of higher credit ratings.




   Investments in high yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Fund will generally rise. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Bond Fund

================================================================================
SCHEDULE OF INVESTMENTS 12/31/04 (unaudited)
================================================================================

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                           Value
                             ASSET BACKED SECURITIES - 2.3%
                             Diversified Financials - 1.2%
                             Consumer Finance - 0.0%
   31,958      AAA/Aaa       Americredit Automobile Receivables Trust,
                               Floating Rate Note, 12/12/07                     $   31,978
                                                                                ----------
                             Diversified Financial Services - 1.2%
1,864,000      BBB-/Baa2     PF Export Receivable Master Trust, 6.436%,
                               6/1/15 (144A)                                    $1,852,648
1,387,018      BBB/Baa2      Power Receivables Finance, 6.29%,
                               1/1/12 (144A)                                     1,459,767
                                                                                ----------
                                                                                $3,312,415
                                                                                ----------
                             Specialized Finance - 0.0%
   90,000      AAA/Aaa       MBNA Credit Card Master Note, Floating Rate
                               Note, 12/15/08                                   $   90,123
                                                                                ----------
                             Total Diversified Financials                       $3,434,516
                                                                                ----------
                             Utilities - 1.0%
                             Electric Utilities - 1.0%
1,700,000      BBB-/Baa3     Empresa Electric Guacolda, 8.625%,
                               4/30/13 (144A)                                   $1,941,407
  662,200      BB-/Ba2       FPL Energy Wind Funding, 6.876%,
                               6/27/17 (144A)                                      682,894
                                                                                ----------
                                                                                $2,624,301
                                                                                ----------
                             Total Utilities                                    $2,624,301
                                                                                ----------
                             TOTAL ASSET BACKED SECURITIES
                             (Cost $5,755,014)                                  $6,058,817
                                                                                ----------
                             COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
                             Diversified Financials - 1.0%
                             Consumer Finance - 0.0%
    7,110      AAA/Aaa       Asset Securitization Corp., Floating Rate Note,
                               1/13/30                                          $    7,132
                                                                                ----------
                             Diversified Financial Services - 1.0%
2,175,000      BBB-/Baa3     Tower 2004-1A E, 5.395%, 1/15/34                   $2,170,959
  525,000      BB/NR         Tower 2004-2A F, 6.376%, 12/15/14                     522,375
                                                                                ----------
                             Total Diversified Financials                       $2,693,334
                                                                                ----------
                             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                             (Cost $2,707,371)                                  $2,700,466
                                                                                ----------

   The accompanying notes are an integral part of these financial statements.
14

Pioneer Bond Fund

================================================================================

================================================================================

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                                Value
                             CORPORATE BONDS - 35.6%
                             Energy - 1.6%
                             Integrated Oil & Gas - 0.0%
   45,000      BBB/Baa2      Petro-Canada, 4.0%, 7/15/13                             $   42,153
   25,000      BBB+/Baa1     USX Corp., 6.85%, 3/1/08                                    27,200
                                                                                     ----------
                                                                                     $   69,353
                                                                                     ----------
                             Oil & Gas Exploration & Production - 0.8%
   75,000      BBB-/Baa1     Pemex Project Funding Master, 9.125%,
                               10/13/10                                              $   89,925
2,000,000      BBB-/NR       Gazprom International SA.,
                               7.201%, 2/1/20 (144A)                                  2,115,000
                                                                                     ----------
                                                                                     $2,204,925
                                                                                     ----------
                             Oil & Gas Refining Marketing & Transportation - 0.8%
   65,000      BBB+/Baa1     Kinder Morgan Energy Partners,
                               6.75%, 3/15/11                                        $   72,568
1,750,000      BBB/Ba1       Magellan Midstream Partners, L.P.,
                               6.45%, 6/1/14                                          1,892,462
                                                                                     ----------
                                                                                     $1,965,030
                                                                                     ----------
                             Total Energy                                            $4,239,308
                                                                                     ----------
                             Materials - 4.9%
                             Commodity Chemicals - 1.1%
1,100,000      BBB-/Ba1      Methanex Corp., 8.75%, 8/15/12                          $1,284,250
1,500,000      BB+/Ba2       Nova Chemicals, Ltd., 6.5%, 1/15/12                      1,590,000
                                                                                     ----------
                                                                                     $2,874,250
                                                                                     ----------
                             Diversified Metals & Mining - 1.1%
2,575,000      BBB/Ba1       Kennametal, Inc., 7.2%, 6/15/12                         $2,861,430
                                                                                     ----------
                             Fertilizers & Agricultural Chemicals - 0.0%
   45,000      BBB+/Baa2     Potash Corp. Saskatchewan, 4.875%, 3/1/13               $   45,232
                                                                                     ----------
                             Forest Products - 0.0%
   17,000      BBB/Baa2      Weyerhaeuser Co., 5.5%, 3/15/05                         $   17,078
                                                                                     ----------
                             Metal & Glass Containers - 0.8%
2,000,000      B+/B1         Greif Brothers Corp., 8.875%, 8/1/12                    $2,225,000
                                                                                     ----------
                             Paper Packaging - 0.4%
1,125,000      BB-/Ba3       Abitibi-Consolidated, Inc., 6.95%, 12/15/06             $1,167,188
                                                                                     ----------
                             Paper Products - 0.5%
1,300,000      BB/Ba3        Bowater Canada Finance, 7.95%, 11/15/11                 $1,400,845
                                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

================================================================================
SCHEDULE OF INVESTMENTS 12/31/04 (unaudited)                         (continued)
================================================================================

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                          Value
                             Specialty Chemicals - 0.4%
  600,000      BB+/Baa3      Ferro Corp., 7.625%, 5/1/13                      $   620,585
  500,000      BB+/Baa3      Ferro Corp., 7.125%, 4/1/28                          495,720
                                                                              -----------
                                                                              $ 1,116,305
                                                                              -----------
                             Steel - 0.6%
1,400,000      BBB/B3        Ispat Inland ULC, Floating Rate Note, 4/1/10     $ 1,522,500
                                                                              -----------
                             Total Materials                                  $13,229,828
                                                                              -----------
                             Capital Goods - 3.2%
                             Aerospace & Defense - 0.1%
   40,000      A/A3          Boeing Co., 5.125%, 2/15/13                      $    41,379
  120,000      A/A2          Honeywell International, 7.5%, 3/1/10                138,641
                                                                              -----------
                                                                              $   180,020
                                                                              -----------
                             Construction & Engineering - 0.4%
  970,000      B+/Ba3        Shaw Group, Inc., 10.75%, 3/15/10 (b)            $ 1,069,425
                                                                              -----------
                             Electrical Component & Equipment - 1.1%
2,750,000      BBB-/Ba1      Thomas & Betts Corp., 7.25%, 6/1/13              $ 3,016,525
                                                                              -----------
                             Industrial Machinery - 1.6%
1,950,000      B/B3          JLG Industries, Inc., 8.375%, 6/15/12 (b)        $ 2,086,500
2,000,000      B+/Ba2        Sun Sage BV, 8.25%, 3/26/09 (144A)                 2,100,000
                                                                              -----------
                                                                              $ 4,186,500
                                                                              -----------
                             Total Capital Goods                              $ 8,452,470
                                                                              -----------
                             Commercial Services & Supplies - 0.2%
                             Diversified Commercial Services - 0.2%
  500,000      BBB+/Baa1     Deluxe Corp., 3.5%, 10/1/07 (144A)               $   493,561
                                                                              -----------
                             Total Commercial Services & Supplies             $   493,561
                                                                              -----------
                             Transportation - 0.6%
                             Airlines - 0.6%
1,548,465      A+/A2         Southwest Airlines Co., 7.67%, 1/2/14            $ 1,722,233
                                                                              -----------
                             Total Transportation                             $ 1,722,233
                                                                              -----------
                             Automobiles & Components - 0.4%
                             Auto Parts & Equipment - 0.1%
  150,000      BBB-/Baa3     Lear Corp., 7.96%, 5/15/05 (144A)                $   152,395
                                                                              -----------

   The accompanying notes are an integral part of these financial statements.
16

Pioneer Bond Fund

================================================================================

================================================================================

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                        Value
                             Automobile Manufacturers - 0.3%
  130,000      BBB-/Baa1     Ford Motor Co., 7.25%, 10/1/08                  $  139,451
  500,000      BBB-/Baa1     General Motors Capital Corp., 7.5%, 7/15/05        510,300
  150,000      BBB-/Baa1     GMAC, 6.125%, 9/15/06                              153,777
                                                                             ----------
                                                                             $  803,528
                                                                             ----------
                             Total Automobiles & Components                  $  955,923
                                                                             ----------
                             Consumer Durables & Apparel - 0.0%
                             Housewares & Specialties - 0.0%
   55,000      BBB+/Baa2     Newell Rubbermaid, Inc., 4.625%, 12/15/09       $   55,519
                                                                             ----------
                             Total Consumer Durables & Apparel               $   55,519
                                                                             ----------
                             Media - 1.1%
                             Broadcasting & Cable Television - 1.1%
  135,000      BBB/Baa3      Comcast Corp., 5.3%, 1/15/14                    $  139,227
2,500,000      BB+/Ba3       Rogers Cable, Inc., 7.875%, 5/1/12               2,737,500
                                                                             ----------
                                                                             $2,876,727
                                                                             ----------
                             Movies & Entertainment - 0.0%
   45,000      BBB+/Baa1     Time Warner, Inc., 6.75%, 4/15/11               $   50,619
                                                                             ----------
                             Total Media                                     $2,927,346
                                                                             ----------
                             Retailing - 0.9%
                             Department Stores - 0.0%
   25,000      A-/Baa1       Nordstrom, Inc., 5.625%, 1/15/09                $   26,458
                                                                             ----------
                             Specialty Stores - 0.9%
1,825,000      BB/Ba2        Toys "R" Us, 7.875%, 4/15/13 (b)                $1,811,313
  580,000      BB/Ba2        Toys "R" Us, 7.375%, 10/15/18                      536,500
                                                                             ----------
                                                                             $2,347,813
                                                                             ----------
                             Total Retailing                                 $2,374,271
                                                                             ----------
                             Food & Drug Retailing - 0.4%
                             Hypermarkets & Supercenters - 0.4%
1,000,000      AA/Aa2        Wal-Mart Stores, Inc., 8.62%, 1/1/10            $1,088,120
                                                                             ----------
                             Total Food & Drug Retailing                      1,088,120
                                                                             ----------
                             Food, Beverage & Tobacco - 0.6%
                             Brewers - 0.0%
   55,000      BBB+/Baa1     Miller Brewing Co., 5.5%, 8/15/13 (144A)        $   57,489
                                                                             ----------
                             Packaged Foods & Meats - 0.1%
   55,000      A+/A1         Unilever Capital Corp., 7.125%, 11/1/10         $   63,262
                                                                             ----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

================================================================================
SCHEDULE OF INVESTMENTS 12/31/04 (unaudited)                         (continued)
================================================================================

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                          Value
                             Soft Drinks - 0.0%
   55,000      A/A3          Bottling Group LLC, 5.0%, 11/15/13                $   56,704
                                                                               ----------
                             Tobacco - 0.5%
1,225,000      BBB/Baa2      Altria Group, Inc., 7.0%, 11/4/13                 $1,327,348
                                                                               ----------
                             Total Food, Beverage & Tobacco                    $1,504,803
                                                                               ----------
                             Health Care Equipment & Services - 2.6%
                             Health Care Distributors - 0.8%
2,066,000      BBB/Baa3      Cardinal Health, Inc., 6.0%, 1/15/06              $2,109,667
                                                                               ----------
                             Health Care Facilities - 1.0%
2,735,000      BB+/Ba2       HCA, Inc., 6.3%, 10/1/12                          $2,773,851
                                                                               ----------
                             Health Care Supplies - 0.8%
1,874,000      BBB-/Ba1      Bausch & Lomb, 7.125%, 8/1/28                     $1,996,743
                                                                               ----------
                             Total Health Care Equipment & Services            $6,880,261
                                                                               ----------
                             Banks - 0.6%
                             Diversified Banks - 0.1%
   45,000      A+/Aa3        U.S. Bancorp, 3.125%, 3/15/08                     $   44,211
  145,000      AAA/Aaa       International Bank for Reconstruction &
                               Development, 4.375%, 9/28/06                       148,096
                                                                               ----------
                                                                               $  192,307
                                                                               ----------
                             Regional Banks - 0.5%
   55,000      A-/A2         Keycorp, 2.75%, 2/27/07                           $   53,988
1,250,000      BBB-/Baa3     Hudson United Bank, 7.0%, 5/15/12                  1,400,120
                                                                               ----------
                                                                               $1,454,108
                                                                               ----------
                             Total Banks                                       $1,646,415
                                                                               ----------
                             Diversified Financials - 3.4%
                             Consumer Finance - 0.9%
   90,000      A/A2          National Rural Utilities, 7.25%, 3/1/12           $  103,878
2,340,000      A/A2          SLM Corp., Floating Rate Note, 7/25/14             2,331,623
                                                                               ----------
                                                                               $2,435,501
                                                                               ----------
                             Investment Banking & Brokerage - 0.8%
1,275,000      B+/B1         E*Trade Financial Corp., 8.0%, 6/15/11 (144A)     $1,370,625
  750,000      B/B3          Refco Finance Holdings, 9.0%, 8/1/12 (144A)          821,250
                                                                               ----------
                                                                               $2,191,875
                                                                               ----------

   The accompanying notes are an integral part of these financial statements.
18

Pioneer Bond Fund

================================================================================

================================================================================

Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                           Value
                            Diversified Financial Services - 1.4%
1,550,000     BBB-/Baa3     Bombardier Capital, Inc., 7.09%, 3/30/07          $ 1,565,500
2,250,000     BBB-/Baa3     Glencore Funding LLC, 6.0%, 4/15/14 (144A)          2,176,826
                                                                              -----------
                                                                              $ 3,742,326
                                                                              -----------
                            Specialized Finance - 0.3%
  950,000     NR/Baa3       Tengizchevroil LLP, 6.124%, 11/15/14 (144A)       $   952,375
                                                                              -----------
                            Total Diversified Financials                      $ 9,322,077
                                                                              -----------
                            Insurance - 6.0%
                            Life & Health Insurance - 1.8%
   85,000     AA/A1         Jackson National Life Global Funding, Floating
                              Rate Note, 3/11/05 (144A)                       $    85,019
   90,000     A-/A3         Lincoln National Corp., 5.25%, 6/15/07                 93,218
2,000,000     B+/B2         Presidential Life Corp., 7.875%, 2/15/09            2,000,000
2,850,000     BB+/Ba1       Provident Co., Inc., 7.0%, 7/15/18 (b)              2,753,813
                                                                              -----------
                                                                              $ 4,932,050
                                                                              -----------
                            Multi-Line Insurance - 1.3%
1,700,000     BB/Ba1        Allmerica Financial Corp., 7.625%, 10/15/25       $ 1,731,809
1,950,000     A/Baa1        Loews Corp., 5.25%, 3/15/16                         1,885,779
                                                                              -----------
                                                                              $ 3,617,588
                                                                              -----------
                            Property & Casualty Insurance - 1.9%
1,325,000     BBB-/Baa3     Arch Capital Group, Ltd., 7.35%, 5/1/34           $ 1,412,667
2,010,000     BBB-/NR       Kingsway America, Inc., 7.5%, 2/1/14                2,083,918
1,400,000     BB/Baa3       Ohio Casualty Corp., 7.3%, 6/15/14                  1,506,674
                                                                              -----------
                                                                              $ 5,003,259
                                                                              -----------
                            Reinsurance - 1.0%
2,400,000     BBB-/Baa3     Odyssey Re Holdings, 7.65%, 11/1/13               $ 2,647,104
                                                                              -----------
                            Total Insurance                                   $16,200,001
                                                                              -----------
                            Real Estate - 3.0%
                            Real Estate Management & Development - 0.9%
2,200,000     BB-/Ba3       Forest City Enterprises, 7.625%, 6/1/15           $ 2,332,000
                                                                              -----------
                            Real Estate Investment Trusts - 2.1%
1,100,000     BBB-/Baa3     Colonial Reality LP, 6.15%, 4/15/13               $ 1,142,559
  890,000     B/B1          Crescent Real Estate, 7.5%, 9/15/07                   954,525
  850,000     BBB-/Baa3     Health Care Real Estate Investment
                              Trust, 6.0%, 11/15/13                               879,723

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

================================================================================
SCHEDULE OF INVESTMENTS 12/31/04 (unaudited)                         (continued)
================================================================================

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                          Value
  935,000      BBB-/Baa3     Health Care Real Estate Investment Trust,
                               Inc., 8.0%, 9/12/12                            $ 1,095,517
1,450,000      BBB-/Baa3     Hospitality Properties Trust, 6.75%, 2/15/13       1,601,081
                                                                              -----------
                                                                              $ 5,673,405
                                                                              -----------
                             Total Real Estate                                $ 8,005,405
                                                                              -----------
                             Technology Hardware & Equipment - 1.7%
                             Communications Equipment - 0.9%
2,395,000      BB+/Ba2       Corning, Inc., 5.9%, 3/15/14                     $ 2,400,312
                                                                              -----------
                             Computer Hardware - 0.8%
2,000,000      BBB-/Baa3     NCR Corp., 7.125%, 6/15/09                       $ 2,208,314
                                                                              -----------
                             Total Technology Hardware & Equipment            $ 4,608,626
                                                                              -----------
                             Telecommunication Services - 1.8%
                             Integrated Telecommunications Services - 1.8%
  300,000      BB+/Ba1       AT&T Corp., 7.75%, 3/1/07                        $   324,750
2,600,000      BBB+/Ba3      Intelsat, Ltd., 6.5%, 11/1/13                      2,366,000
2,000,000      BBB+/Baa2     Telecom Italia Capital, 5.25%, 11/15/13            2,021,470
   40,000      A+/A2         Verizon Global Funding Corp., 7.375%, 9/1/12          47,070
                                                                              -----------
                                                                              $ 4,759,290
                                                                              -----------
                             Total Telecommunication Services                 $ 4,759,290
                                                                              -----------
                             Utilities - 2.5%
                             Electric Utilities - 1.7%
1,871,500      BBB-/Baa3     FLP Energy American Wind LLC, 6.639%,
                               6/20/23 (144A)                                 $ 1,995,730
1,555,000      BBB-/Baa3     Kiowa Power Partners LLC, 5.737%,
                               3/30/21 (144A)                                   1,561,220
1,000,000      BB-/Ba2       MSW Energy Holdings, 7.375%, 9/1/10                1,050,000
   65,000      BBB/Baa1      PSE&G Power, 6.95%, 6/1/12                            73,245
                                                                              -----------
                                                                              $ 4,680,195
                                                                              -----------
                             Multi-Utilities & Unregulated Power - 0.8%
  100,000      BBB-/Baa3     Avista Corp., 7.75%, 1/1/07                      $   107,311
   25,000      BBB+/Baa1     Dominion Resources, 6.25%, 6/30/12                    27,295
1,795,000      A-/Baa3       Illinova Corp., 7.5%, 6/15/09                      2,024,527
                                                                              -----------
                                                                              $ 2,159,133
                                                                              -----------
                             Total Utilities                                  $ 6,839,328
                                                                              -----------
                             TOTAL CORPORATE BONDS
                             (Cost $91,170,583)                               $95,304,785
                                                                              -----------

   The accompanying notes are an integral part of these financial statements.
20

Pioneer Bond Fund

================================================================================

================================================================================

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                         Value
                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 57.2%
                             Government - 57.2%
   65,000      AAA/Aaa       Federal Home Loan Bank, 3.875%, 6/14/13           $  62,728
2,228,769      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               5.5%, 12/1/18                                   2,315,929
   79,655      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               6.5%, 1/1/29                                       83,742
1,205,315      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               5.5%, 9/1/33                                    1,225,584
1,891,991      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               5.5%, 11/1/34                                   1,923,270
  597,992      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               6.0%, 1/1/33                                      618,005
1,029,849      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               6.0%, 2/1/33                                    1,065,315
3,758,341      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               6.0%, 3/1/33                                    3,887,647
2,233,468      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               6.0%, 9/1/33                                    2,308,216
2,211,642      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               6.0%, 12/1/33                                   2,286,488
1,988,087      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               6.0%, 1/1/34                                    2,054,703
7,503,366      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               6.0%, 5/1/34                                    7,754,863
2,855,377      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               6.0%, 8/1/34                                    2,951,083
   29,254      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               6.5%, 4/1/31                                       30,710
  204,577      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               6.5%, 7/1/32                                      214,814
  486,045      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               6.5%, 7/1/33                                      512,066
1,867,669      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               6.5%, 10/1/33                                   1,968,344
   10,157      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               7.0%, 12/1/30                                      10,769
    9,139      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               7.0%, 6/1/31                                        9,688

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

================================================================================
SCHEDULE OF INVESTMENTS 12/31/04 (unaudited)                         (continued)
================================================================================

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                 Value
   26,254      AAA/Aaa       Federal Home Loan Mortgage Corp.,
                               8.0%, 9/15/06                           $  26,333
  257,913      AAA/Aaa       Federal National Mortgage Association,
                               4.816%, 12/1/12                           263,576
  207,477      AAA/Aaa       Federal National Mortgage Association,
                               5.0%, 3/1/33                              206,260
  163,278      AAA/Aaa       Federal National Mortgage Association,
                               5.0%, 5/1/34                              162,083
  316,692      AAA/Aaa       Federal National Mortgage Association,
                               5.0%, 12/1/17                             322,157
  140,000      AAA/Aaa       Federal National Mortgage Association,
                               5.24%, 8/7/18                             139,625
  301,678      AAA/Aaa       Federal National Mortgage Association,
                               5.5%, 2/1/18                              313,223
1,191,751      AAA/Aaa       Federal National Mortgage Association,
                               5.5%, 4/1/19                            1,232,983
  113,798      AAA/Aaa       Federal National Mortgage Association,
                               5.5%, 7/1/23                              116,411
2,794,986      AAA/Aaa       Federal National Mortgage Association,
                               5.5%, 7/1/33                            2,839,932
  267,482      AAA/Aaa       Federal National Mortgage Association,
                               5.5%, 9/1/17                              276,736
4,581,285      AAA/Aaa       Federal National Mortgage Association,
                               5.5%, 9/1/19                            4,737,754
1,327,888      AAA/Aaa       Federal National Mortgage Association,
                               5.5%, 11/1/33                           1,349,242
1,577,841      AAA/Aaa       Federal National Mortgage Association,
                               5.5%, 12/1/18                           1,632,039
   10,788      AAA/Aaa       Federal National Mortgage Association,
                               6.0%, 1/1/29                               11,194
  125,946      AAA/Aaa       Federal National Mortgage Association,
                               6.0%, 2/1/32                              130,408
1,371,350      AAA/Aaa       Federal National Mortgage Association,
                               6.0%, 2/1/33                            1,419,905
  145,191      AAA/Aaa       Federal National Mortgage Association,
                               6.0%, 3/1/33                              150,199
3,118,552      AAA/Aaa       Federal National Mortgage Association,
                               6.0%, 4/1/33                            3,226,105

   The accompanying notes are an integral part of these financial statements.
22

Pioneer Bond Fund

================================================================================

================================================================================

Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                  Value
1,286,301     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 4/1/34                            $1,330,750
  195,000     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 4/15/32                              203,857
  659,000     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 6/1/16                               690,980
2,951,240     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 7/1/33                             3,053,022
   89,752     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 8/1/32                                92,930
1,821,851     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 9/1/34                             1,884,807
   20,732     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 9/1/29                                21,485
1,224,960     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 10/1/32                            1,268,333
  307,518     AAA/Aaa       Federal National Mortgage Association,
                              6.0%, 11/1/32                              318,406
   18,269     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 1/1/15                                19,388
  150,988     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 2/1/32                               158,503
  250,352     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 2/1/32                               262,775
  398,163     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 3/1/32                               417,920
  195,535     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 5/1/31                               205,268
  355,448     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 6/1/31                               373,250
   97,704     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 7/1/29                               102,671
   85,804     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 7/1/34                                90,012
  171,810     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 8/1/31                               180,362
  165,506     AAA/Aaa       Federal National Mortgage Association,
                              6.5%, 9/1/31                               173,745

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

================================================================================
SCHEDULE OF INVESTMENTS 12/31/04 (unaudited)                         (continued)
================================================================================

Principal    S&P/Moody's
Amount       Ratings
USD ($)      (unaudited)                                                  Value
134,738      AAA/Aaa       Federal National Mortgage Association,
                             6.5%, 10/1/31                           $  141,445
 54,554      AAA/Aaa       Federal National Mortgage Association,
                             6.5%, 10/1/31                               57,269
453,709      AAA/Aaa       Federal National Mortgage Association,
                             6.5%, 10/1/32                              476,222
256,899      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 1/1/32                               272,338
 23,289      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 3/1/12                                24,693
126,564      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 4/1/31                               134,211
 79,847      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 7/1/22                                85,076
206,230      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 8/1/31                               218,623
145,411      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 9/1/31                               154,150
215,397      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 12/1/31                              228,341
 14,064      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 12/1/30                               14,914
 51,029      AAA/Aaa       Federal National Mortgage Association,
                             7.0%, 12/1/30                               54,112
  4,643      AAA/Aaa       Federal National Mortgage Association,
                             7.5%, 4/1/30                                 4,975
 16,060      AAA/Aaa       Federal National Mortgage Association,
                             7.5%, 8/1/20                                17,259
  6,715      AAA/Aaa       Federal National Mortgage Association,
                             8.0%, 1/1/31                                 7,281
 19,097      AAA/Aaa       Federal National Mortgage Association,
                             8.0%, 2/1/29                                20,782
  9,735      AAA/Aaa       Federal National Mortgage Association,
                             8.0%, 2/1/30                                10,583
  1,866      AAA/Aaa       Federal National Mortgage Association,
                             8.0%, 2/1/30                                 2,028
 83,416      AAA/Aaa       Federal National Mortgage Association,
                             8.0%, 3/1/31                                90,678

   The accompanying notes are an integral part of these financial statements.
24

Pioneer Bond Fund

================================================================================

================================================================================

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                    Value
   11,901      AAA/Aaa       Federal National Mortgage Association,
                               8.0%, 4/1/08                               $  12,459
   15,023      AAA/Aaa       Federal National Mortgage Association,
                               8.0%, 4/1/20                                  16,294
    6,463      AAA/Aaa       Federal National Mortgage Association,
                               8.0%, 4/1/30                                   7,008
    3,739      AAA/Aaa       Federal National Mortgage Association,
                               8.0%, 5/1/31                                   4,054
    3,966      AAA/Aaa       Federal National Mortgage Association,
                               8.0%, 7/1/30                                   4,300
    5,606      AAA/Aaa       Federal National Mortgage Association,
                               8.0%, 10/1/30                                  6,079
  128,744      AAA/Aaa       Federal National Mortgage Association,
                               7.0%, 10/25/07                               132,598
   22,765      AAA/Aaa       Federal National Mortgage Association,
                               10.3%, 4/25/19                                24,739
    7,751      AAA/Aaa       Federal National Mortgage Association,
                               10.3%, 4/25/19                                 9,508
2,876,936      AAA/Aaa       Government National Mortgage Association,
                               4.5%, 8/15/33                              2,810,001
2,134,586      AAA/Aaa       Government National Mortgage Association,
                               4.5%, 8/15/33                              2,084,923
1,380,446      AAA/Aaa       Government National Mortgage Association,
                               4.5%, 9/15/33                              1,348,328
1,514,381      AAA/Aaa       Government National Mortgage Association,
                               4.5%, 10/15/33                             1,479,148
2,212,685      AAA/Aaa       Government National Mortgage Association,
                               5.0%, 4/15/34                              2,215,407
1,099,891      AAA/Aaa       Government National Mortgage Association,
                               5.0%, 7/15/19                              1,129,068
   25,000      AAA/Aaa       Government National Mortgage Association,
                               5.0%, 7/15/19                                 25,647
1,036,481      AAA/Aaa       Government National Mortgage Association,
                               5.0%, 9/15/33                              1,038,717
   24,270      AAA/Aaa       Government National Mortgage Association,
                               5.5%, 4/15/19                                 25,311
2,342,560      AAA/Aaa       Government National Mortgage Association,
                               5.5%, 4/20/34                              2,391,554

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

================================================================================
SCHEDULE OF INVESTMENTS 12/31/04 (unaudited)                         (continued)
================================================================================

Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                     Value
3,815,049     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 7/15/34                              $3,898,427
2,497,775     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 8/15/19                               2,604,939
2,726,106     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 8/15/19                               2,843,066
  269,725     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 8/15/33                                 275,742
  563,578     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 10/15/17                                587,823
  319,969     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 10/15/33                                327,106
1,242,666     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 10/15/34                              1,269,825
1,214,524     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 10/20/19                              1,262,842
  933,701     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 11/15/18                                973,814
2,597,153     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 11/15/34                              2,653,914
  249,481     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 11/20/34                                254,699
  343,209     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 12/15/18                                357,954
   55,000     AAA/Aaa       Government National Mortgage Association,
                              5.5%, 12/15/34                                 56,202
  679,599     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 1/15/33                                 704,797
1,624,412     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 1/15/33                               1,685,759
  439,794     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 2/15/33                                 456,101
   27,887     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 3/15/32                                  28,937
  757,115     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 3/15/33                                 785,187
1,093,589     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 3/15/33                               1,134,136

   The accompanying notes are an integral part of these financial statements.
26

Pioneer Bond Fund

================================================================================

================================================================================

Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                     Value
1,125,452     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 3/15/33                              $1,167,180
2,096,619     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 3/15/33                               2,174,355
1,383,086     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 3/15/33                               1,435,379
1,782,336     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 3/15/33                               1,849,879
    6,171     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 4/15/14                                   6,510
  925,980     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 4/15/33                                 960,312
  639,737     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 5/1/17                                  670,101
  884,171     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 5/15/17                                 931,676
1,835,904     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 5/15/33                               1,903,974
  179,022     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 6/15/17                                 188,641
  189,195     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 6/18/33                                 196,210
  873,483     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 7/15/33                                 875,368
   25,523     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 8/15/13                                  26,925
  106,024     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 8/15/32                                 110,135
1,715,368     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 9/15/19                               1,807,190
  540,367     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 9/15/32                                 560,706
   51,772     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 9/15/32                                  53,721
  573,228     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 9/15/34                                 594,516
  515,055     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 10/15/32                                534,440

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

================================================================================
SCHEDULE OF INVESTMENTS 12/31/04 (unaudited)                         (continued)
================================================================================

Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                     Value
1,026,756     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 10/15/33                             $1,064,825
1,497,224     AAA/Aaa       Government National Mortgage Association,
                              6.0%, 10/15/34                              1,552,826
325,616       AAA/Aaa       Government National Mortgage Association,
                              6.0%, 11/15/32                                337,871
385,154       AAA/Aaa       Government National Mortgage Association,
                              6.5%, 1/15/34                                 405,530
614,358       AAA/Aaa       Government National Mortgage Association,
                              6.5%, 1/15/34                                 646,860
 81,669       AAA/Aaa       Government National Mortgage Association,
                              6.5%, 2/15/29                                  86,078
533,542       AAA/Aaa       Government National Mortgage Association,
                              6.5%, 2/15/32                                 562,142
732,729       AAA/Aaa       Government National Mortgage Association,
                              6.5%, 3/15/29                                 772,286
143,638       AAA/Aaa       Government National Mortgage Association,
                              6.5%, 3/15/29                                 151,392
127,915       AAA/Aaa       Government National Mortgage Association,
                              6.5%, 3/15/31                                 134,770
837,165       AAA/Aaa       Government National Mortgage Association,
                              6.5%, 5/15/29                                 882,836
325,497       AAA/Aaa       Government National Mortgage Association,
                              6.5%, 5/15/31                                 342,946
141,147       AAA/Aaa       Government National Mortgage Association,
                              6.5%, 5/15/32                                 148,713
 39,111       AAA/Aaa       Government National Mortgage Association,
                              6.5%, 6/15/31                                  41,207
449,260       AAA/Aaa       Government National Mortgage Association,
                              6.5%, 8/15/32                                 473,342
533,956       AAA/Aaa       Government National Mortgage Association,
                              6.5%, 9/15/32                                 562,578
407,738       AAA/Aaa       Government National Mortgage Association,
                              6.5%, 10/15/31                                429,589
 21,802       AAA/Aaa       Government National Mortgage Association,
                              6.5%, 10/15/33                                 22,956
 87,160       AAA/Aaa       Government National Mortgage Association,
                              7.0%, 2/15/30                                  92,649
 73,385       AAA/Aaa       Government National Mortgage Association,
                              7.0%, 3/15/31                                  77,999

   The accompanying notes are an integral part of these financial statements.
28

Pioneer Bond Fund

================================================================================

================================================================================

Principal    S&P/Moody's
Amount       Ratings
USD ($)      (unaudited)                                                     Value
 18,552      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 4/15/28                              $   19,749
179,195      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 4/15/29                                 190,612
 54,197      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 4/15/31                                  57,606
195,544      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 6/15/31                                 207,840
364,864      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 6/15/31                                 387,842
 14,659      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 8/15/28                                  15,605
463,520      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 11/15/28                                493,495
198,918      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 11/15/28                                211,782
 55,880      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 12/15/13                                 59,543
 33,692      AAA/Aaa       Government National Mortgage Association,
                             7.0%, 12/15/30                                 35,814
 32,864      AAA/Aaa       Government National Mortgage Association,
                             7.5%, 2/15/26                                  35,394
 38,137      AAA/Aaa       Government National Mortgage Association,
                             7.5%, 2/15/31                                  40,959
 84,480      AAA/Aaa       Government National Mortgage Association,
                             7.5%, 5/15/27                                  90,931
 95,260      AAA/Aaa       Government National Mortgage Association,
                             7.5%, 8/15/29                                 102,334
 33,672      AAA/Aaa       Government National Mortgage Association,
                             7.5%, 10/15/29                                 36,173
460,773      AAA/Aaa       Government National Mortgage Association,
                             7.5%, 12/15/31                                494,873
 25,672      AAA/Aaa       Government National Mortgage Association,
                             7.75%, 2/15/30                                 27,717
  7,915      AAA/Aaa       Government National Mortgage Association,
                             7.75%, 11/15/29                                 8,548
  4,285      AAA/Aaa       Government National Mortgage Association,
                             9.5%, 5/15/20                                   4,835
 10,311      AAA/Aaa       Government National Mortgage Association,
                             10.0%, 1/15/06                                 10,779

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

================================================================================
SCHEDULE OF INVESTMENTS 12/31/04 (unaudited)                         (continued)
================================================================================

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                          Value
     2,362     AAA/Aaa       Government National Mortgage Association,
                               10.0%, 1/15/18                                       2,630
     7,658     AAA/Aaa       Government National Mortgage Association,
                               10.0%, 1/15/18                                       8,527
   677,103     AAA/Aaa       Government National Mortgage Association I,
                               6.0%, 2/15/29                                      703,726
    75,413     AAA/Aaa       Government National Mortgage Association I,
                               7.0%, 12/15/30                                      80,162
   453,100     AAA/Aaa       Government National Mortgage Association II,
                               5.5%, 2/20/34                                      462,576
 2,734,106     AAA/Aaa       Government National Mortgage Association II,
                               5.5%, 3/20/34                                    2,791,290
10,924,479     AAA/Aaa       Government National Mortgage Association II,
                               6.0%, 11/20/33                                $ 11,315,870
    21,593     AAA/Aaa       Government National Mortgage Association II,
                               6.5%, 2/20/29                                       22,711
    10,901     AAA/Aaa       Government National Mortgage Association II,
                               6.5%, 3/20/29                                       11,466
   381,933     AAA/Aaa       Government National Mortgage Association II,
                               7.0%, 1/20/29                                      404,956
    27,699     AAAAA         Government National Mortgage Association II,
                               7.0%, 12/20/30                                      29,348
   135,000     AAA/Aaa       U.S. Treasury Bonds, 3.125%, 10/15/08                133,560
   100,000     AAA/Aaa       U.S. Treasury Bonds, 4.0%, 2/15/14                    98,621
    35,000     AAA/Aaa       U.S. Treasury Bonds, 4.25%, 8/15/13                   35,276
   135,000     AAA/Aaa       U.S. Treasury Bonds, 7.125%, 2/15/23                 172,267
 1,000,000     AAA/Aaa       U.S. Treasury Bonds, 8.0%, 11/15/21                1,372,695
    35,000     AAA/Aaa       U.S. Treasury Notes, 1.5%, 7/31/05                    34,785
   340,000     AAA/Aaa       U.S. Treasury Notes, 3.5%, 1/15/11                   417,054
   100,000     AAA/Aaa       U.S. Treasury Notes, 5.25%, 2/15/29                  104,899
 7,260,000     AAA/Aaa       U.S. Treasury Notes, 5.375%, 2/15/31               7,850,442
   120,000     AAA/Aaa       U.S. Treasury Notes, 5.5%, 8/15/28                   129,881
   105,000     AAA/Aaa       U.S. Treasury Notes, 6.0%, 8/15/09                   115,804
   135,000     AAA/Aaa       U.S. Treasury Notes, 7.0%, 7/15/06                   143,132
                                                                             ------------
                                                                             $153,440,708
                                                                             ------------
                             TOTAL U.S. GOVERNMENT AND
                             AGENCY OBLIGATIONS
                             (Cost $152,130,134)                             $153,440,708
                                                                             ------------

   The accompanying notes are an integral part of these financial statements.
30

Pioneer Bond Fund

================================================================================

================================================================================

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                           Value
                             MUNICIPAL BONDS - 0.9%
                             Government - 0.9%
 1,225,000     BBB/Baa3      District of Columbia Tobacco Settlement
                               Financing Corp., 6.75%, 5/15/40                 $1,215,090
   555,000     A/Aa3         Tobacco Settlement Authority Iowa,
                               6.79%, 6/1/10                                      553,090
   500,000     BBB/Baa3      Tobacco Settlement Financing Corp. Revenue,
                               5.875%, 5/15/39                                    448,450
                                                                               ----------
                                                                               $2,216,630
                                                                               ----------
                             Municipal Power - 0.0%
   105,000     BBB+/A3       California State Department of Water Resources
                               & Power Supply, 4.33%, 5/1/06                   $  106,066
                                                                               ----------
                             TOTAL MUNICIPAL BONDS
                             (Cost $2,152,180)                                 $2,322,696
                                                                               ----------
                             TEMPORARY CASH INVESTMENTS - 1.8%
                             Repurchase Agreement - 1.2%
$7,600,000                   UBS Warburg, Inc., 1.00%, dated 12/31/04,
                               repurchase price of 7,600,000 plus accrued
                               interest on 1/3/05 collateralized by
                               $7,572,000 U.S. Treasury Bill, 6.75%,
                               5/15/05                                         $7,600,000
                                                                               ----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

================================================================================
SCHEDULE OF INVESTMENTS 12/31/04 (unaudited)                         (continued)
================================================================================

Shares                                                              Value
              Security Lending Collateral - 1.6%
4,350,803     Securities Lending Investment Fund, 2.18%      $  4,350,803
                                                             ------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $11,950,803)                             $ 11,950,803
                                                             ------------
              TOTAL INVESTMENTS IN SECURITIES - 101.4%
              (Cost $265,866,085) (a)                        $271,778,275
                                                             ------------
              OTHER ASSETS AND LIABILITIES - (1.4.)%         $ (3,696,039)
                                                             ------------
              TOTAL NET ASSETS - 100.0%                      $268,082,236
                                                             ------------

*     Non-Income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2004, the value of these securities amounted to $19,828,206 or 7.4% of net assets.

  (a) At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $265,882,312 was as follows:
      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                                               $6,825,334
      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                                                 (929,371)
                                                                                              ----------
      Net unrealized gain                                                                     $5,895,963
                                                                                              ----------

(b)   At December 31, 2004, the following securities were out on loan:

Principal
Amount                              Security                  Market Value
---------                           --------                  ------------
  $  862,500       JLG Industries, Inc., 8.375%, 6/15/12       $  922,875
     537,500       Provident Companies, Inc., 7.0%, 7/15/18       521,375
     921,100       Shaw Group, Inc., 10.75%, 3/15/10            1,013,100
   1,733,750       Toys "R" Us, 7.875%, 4/15/13                 1,716,413
                                                               ----------
                   Total                                       $4,173,763
                                                               ----------

Purchases and sales of securities (excluding temporary cash investments) for the six months ended December 31, 2004 aggregated $7,949,788,130 and $7,899,817,031, respectively.


   The accompanying notes are an integral part of these financial statements.
32

Pioneer Bond Fund

================================================================================
STATEMENT OF ASSETS AND LIABILITIES 12/31/04 (unaudited)
================================================================================

ASSETS:
  Investment in securities (including securities loaned of
   $4,173,763) (Cost $265,866,085)                             $271,778,275
  Cash                                                              703,978
  Receivables -
   Investment securities sold                                         1,775
   Fund shares sold                                                 631,162
   Dividends, interest and foreign taxes withheld                 2,509,912
  Other                                                              49,351
                                                               ------------
     Total assets                                              $275,674,453
                                                               ------------
LIABILITIES:
  Payables -
   Investment securities purchased                             $  2,225,791
   Fund shares repurchased                                          281,811
   Dividends                                                        335,627
   Upon return of securities loaned                               4,350,803
  Due to affiliates                                                 327,796
  Accrued expenses                                                   70,389
                                                               ------------
     Total liabilities                                         $  7,592,217
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $265,159,613
  Undistributed net investment loss                                 (36,495)
  Accumulated net realized loss on investments                   (2,953,072)
  Net unrealized gain on investments                              5,912,190
                                                               ------------
     Total net assets                                          $268,082,236
                                                               ------------
NET ASSET VALUE PER SHARE:
  (No par value, unlimited number of shares authorized)
  Class A (based on $164,620,554/17,548,526 shares)            $       9.38
                                                               ------------
  Class B (based on $54,351,348/5,819,784 shares)              $       9.34
                                                               ------------
  Class C (based on $28,110,313/3,019,555 shares)              $       9.31
                                                               ------------
  Class R (based on $994,403/104,900 shares)                   $       9.48
                                                               ------------
  Class Y (based on $10,848,212/1,163,989 shares)              $       9.32
                                                               ------------
  Investor Class (based on $9,157,406/975,437 shares)          $       9.39
                                                               ------------
MAXIMUM OFFERING PRICE:
  Class A ($9.38 [divided by] 95.5%)                           $       9.82
                                                               ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

================================================================================
STATEMENT OF OPERATIONS (unaudited)
================================================================================
For the Six Months Ended 12/31/04


INVESTMENT INCOME:
  Interest                                                  $7,761,562
  Income from securities loaned, net                            10,971
                                                            ----------
     Total investment income                                               $ 7,772,533
                                                                           -----------
EXPENSES:
  Management fees                                              662,855
  Transfer agent fees and expenses
   Class A                                                     252,947
   Class B                                                     117,451
   Class C                                                      49,303
   Investor Class                                                1,168
   Class R                                                         930
   Class Y                                                         327
  Distribution fees
   Class A                                                     206,378
   Class B                                                     282,826
   Class C                                                     141,850
   Class R                                                       1,529
  Administrative reimbursements                                 26,983
  Custodian fees                                                11,272
  Registration fees                                             54,871
  Professional fees                                             32,697
  Printing expense                                              10,370
  Fees and expenses of nonaffiliated trustees                    4,085
  Miscellaneous                                                  1,645
                                                            ----------
     Total expenses                                                        $ 1,859,487
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                       (63,455)
     Less fees paid indirectly                                                  (1,945)
                                                                           -----------
     Net expenses                                                          $ 1,794,087
                                                                           -----------
       Net investment income                                               $ 5,978,446
                                                                           -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                         $ 3,466,317
                                                                           -----------
  Change in net unrealized gain on investments                             $ 2,892,689
                                                                           -----------
   Net gain on investments                                                 $ 6,359,006
                                                                           -----------
   Net increase in net assets resulting from operations                    $12,337,452
                                                                           -----------

   The accompanying notes are an integral part of these financial statements.
34

Pioneer Bond Fund

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
For the Six Months Ended 12/31/04 and the Year Ended 6/30/04

                                                             Six Months
                                                                Ended
                                                              12/31/04          Year Ended
                                                             (unaudited)          6/30/04
FROM OPERATIONS:
  Net investment income                                   $  5,978,446       $ 11,300,759
  Net realized gain on investments                           3,466,317         10,312,487
  Change in net unrealized gain (loss) on investments        2,892,689        (15,238,151)
                                                          ------------       ------------
   Net increase in net assets resulting from
     operations                                           $ 12,337,452       $  6,375,095
                                                          ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.25 and $0.50 per share, respectively)      $ (4,355,735)      $ (9,078,180)
   Class B ($0.21 and $0.42 per share, respectively)        (1,253,298)        (2,946,305)
   Class C ($0.21 and $0.39 per share, respectively)          (640,417)        (1,231,371)
   Investor Class ($0.03 and $0.00 per share,
     respectively)                                             (15,977)            (6,993)
   Class R ($0.23 and $0.52 per share, respectively)          (377,926)          (599,222)
   Class Y ($0.27 and $0.55 per share, respectively)           (23,331)
                                                          ------------       ------------
     Total distributions to shareowners                   $ (6,666,684)      $(13,862,071)
                                                          ------------       ------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                        $ 34,321,647       $ 95,479,727
  Shares issued in reorganization                            9,260,087                 --
  Reinvestment of distributions                              5,151,297         10,582,523
  Cost of shares repurchased                               (46,024,524)      (137,073,994)
                                                          ------------       ------------
   Net increase (decrease) in net assets resulting
     from Fund share transactions                         $  2,708,507       $(31,011,744)
                                                          ------------       ------------
   Net increase (decrease) in net assets                  $  8,379,275       $(38,498,720)
NET ASSETS:
  Beginning of period                                      259,702,961        298,201,681
                                                          ------------       ------------
  End of period (including undistributed net
   investment income (loss) of $(36,495)
   and $651,743, respectively)                            $268,082,236       $259,702,961
                                                          ------------       ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
================================================================================
For the Six Months Ended 12/31/04 and for the Year Ended 6/30/04

                                     '04 Shares      '04 Amounts
                                    (unaudited)      (unaudited)      '04 Shares      '04 Amount
CLASS A
Shares sold                           1,622,929    $  15,165,269       5,787,118    $  53,766,418
Reinvestment of distributions           390,262        3,649,862         800,528        7,432,884
Less shares repurchased              (1,941,126)     (18,132,949)     (8,595,535)     (79,398,415)
                                     ----------    -------------      ----------    -------------
  Net increase (decrease)                72,065    $     682,182      (2,007,889)   $ (18,199,113)
                                     ----------    -------------      ----------    -------------
CLASS B
Shares sold                             624,036    $   5,805,277       2,231,993    $  20,804,787
Reinvestment of distributions            99,367          925,449         226,473        2,094,447
Less shares repurchased              (1,222,322)     (11,360,510)     (4,398,519)     (40,683,805)
                                     ----------    -------------      ----------    -------------
  Net decrease                         (498,919)   $  (4,629,784)     (1,940,053)   $ (17,784,571)
                                     ----------    -------------      ----------    -------------
CLASS C
Shares sold                             542,798    $   5,031,290       1,382,221    $  12,730,696
Reinvestment of distributions            50,648          470,220          95,400          878,128
Less shares repurchased                (596,516)      (5,532,548)     (1,652,312)     (15,161,984)
                                     ----------    -------------      ----------    -------------
  Net decrease                           (3,070)   $     (31,038)       (174,691)   $  (1,553,160)
                                     ----------    -------------      ----------    -------------
INVESTOR CLASS
Shares sold                                   -    $           -
Shares issued in reorganization         985,115        9,260,087
Reinvestment of distributions             1,536           14,422
Less shares repurchased                 (11,214)        (105,046)
                                     ----------    -------------
  Net increase                          975,437    $   9,169,463
                                     ----------    -------------
CLASS R
Shares sold                              78,158    $     740,237          42,046    $     399,828
Reinvestment of distributions               293            2,769             187            1,754
Less shares repurchased                 (10,760)        (102,071)         (5,079)         (47,919)
                                     ----------    -------------      ----------    -------------
  Net increase                           67,691    $     640,935          37,154    $     353,663
                                     ----------    -------------      ----------    -------------
CLASS Y
Shares sold                             815,512    $   7,579,574         841,637    $   7,777,998
Reinvestment of distributions             9,518           88,575          19,012          175,310
Less shares repurchased              (1,153,673)     (10,791,400)       (193,348)      (1,781,871)
                                     ----------    -------------      ----------    -------------
  Net increase (decrease)              (328,643)   $  (3,123,251)        667,301    $   6,171,437
                                     ----------    -------------      ----------    -------------

   The accompanying notes are an integral part of these financial statements.
36

Pioneer Bond Fund
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                             Six Months
                                                               Ended
                                                              12/31/04   Year Ended  Year Ended   Year Ended  Year Ended  Year Ended
                                                            (unaudited)    6/30/04     6/30/03   6/30/02 (a)    6/30/01    6/30/00
CLASS A
Net asset value, beginning of period                         $  9.18      $   9.41    $   8.89    $   8.78     $  8.47    $   8.94
                                                             -------      --------    --------    --------     -------    --------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.23      $   0.41    $   0.45    $   0.52     $  0.57    $   0.58
 Net realized and unrealized gain (loss) on investments         0.22         (0.14)       0.53        0.13        0.31       (0.47)
                                                             -------      --------    --------    --------     -------    --------
  Net increase from investment operations                    $  0.45      $   0.27    $   0.98    $   0.65     $  0.88    $   0.11
Distributions to shareowners:
 Net investment income                                         (0.25)        (0.50)      (0.46)      (0.54)      (0.57)      (0.58)
                                                             -------      --------    --------    --------     -------    --------
Net increase (decrease) in net asset value                   $  0.20      $  (0.23)   $   0.52    $   0.11     $  0.31    $  (0.47)
                                                             -------      --------    --------    --------     -------    --------
Net asset value, end of period                               $  9.38      $   9.18    $   9.41    $   8.89     $  8.78    $   8.47
                                                             -------      --------    --------    --------     -------    --------
Total return*                                                   4.92%         2.98%      11.38%       7.58%      10.70%       1.30%
Ratio of net expenses to average net assets+                    1.10%**       1.14%       1.20%       1.16%       1.21%       1.18%
Ratio of net investment income to average net assets+           4.76%**       4.42%       5.02%       5.79%       6.53%       6.68%
Portfolio turnover rate                                           61%**         63%         48%         59%         43%         60%
Net assets, end of period (in thousands)                     $164,621     $160,421    $183,338    $143,713     $98,004    $102,349
Ratios with no waiver of management fees by PIM and no
 reductions for fees paid indirectly:
 Net expenses                                                   1.17%**       1.14%       1.20%       1.16%       1.18%       1.15%
 Net investment income                                          4.70%**       4.42%       5.02%       5.79%       6.56%       6.71%
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                   1.10%         1.14%       1.20%       1.16%       1.18%       1.15%
 Net investment income                                          4.76%         4.42%       5.02%       5.79%       6.56%       6.71%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduc- tion of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net invest- ment income to average net assets decreased by 0.18%.

  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                            Six Months
                                                               Ended
                                                             12/31/04    Year Ended  Year Ended   Year Ended  Year Ended  Year Ended
                                                            (unaudited)    6/30/04     6/30/03   6/30/02 (a)    6/30/01    6/30/00
CLASS B
Net asset value, beginning of period                         $  9.14      $  9.37     $  8.87      $  8.77     $  8.44     $  8.91
                                                             -------      -------     -------      -------     -------     -------
Increase (decrease) from investment operations:
 Net investment gain                                         $  0.18      $  0.33     $  0.37      $  0.44     $  0.50     $  0.50
 Net realized and unrealized gain (loss) on investments         0.22        (0.14)       0.53         0.14        0.30       (0.46)
                                                             -------      -------     -------      -------     -------     -------
  Net increase from investment operations                    $  0.41      $  0.19     $  0.90      $  0.58     $  0.80     $  0.04
Distributions to shareowners:
 Net investment income                                         (0.21)       (0.42)      (0.40)       (0.48)      (0.47)      (0.51)
                                                             -------      -------     -------      -------     -------     -------
Net increase (decrease) in net asset value                   $  0.20      $ (0.23)    $  0.50      $  0.10     $  0.33     $ (0.47)
                                                             -------      -------     -------      -------     -------     -------
Net asset value, end of period                               $  9.34      $  9.14     $  9.37      $  8.87     $  8.77     $  8.44
                                                             -------      -------     -------      -------     -------     -------
Total return*                                                   4.50%        2.04%      10.44%        6.78%       9.71%       0.48%
Ratio of net expenses to average net assets+                    2.00%**      1.98%       2.02%        1.95%       2.05%       2.05%
Ratio of net investment income to average net assets+           3.87%**      3.55%       4.22%        5.02%       5.72%       5.81%
Portfolio turnover rate                                           61%**        63%         48%          59%         43%         60%
Net assets, end of period (in thousands)                     $54,351      $57,774     $77,367      $59,729     $38,231     $37,269
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                   2.02%**      1.98%       2.02%        1.95%       2.04%       2.03%
 Net investment income                                          3.85%**      3.55%       4.22%        5.02%       5.73%       5.83%
Ratios with waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                   2.00%        1.98%       2.02%        1.95%       2.04%       2.03%
 Net investment income                                          3.87%        3.55%       4.22%        5.02%       5.73%       5.83%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduc- tion of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net invest- ment income to average net assets decreased by 0.18%.

  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                            Six Months
                                                               Ended
                                                             12/31/04    Year Ended  Year Ended   Year Ended  Year Ended  Year Ended
                                                            (unaudited)    6/30/04     6/30/03   6/30/02 (a)    6/30/01    6/30/00
CLASS C
Net asset value, beginning of period                         $  9.11      $  9.31     $  8.83      $  8.73     $  8.46     $  8.89
                                                             -------      -------     -------      -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.18      $  0.33     $  0.37      $  0.44     $  0.48     $  0.48
 Net realized and unrealized gain (loss) on investments         0.22        (0.14)       0.51         0.12        0.30       (0.45)
                                                             -------      -------     -------      -------     -------     -------
  Net increase from investment operations                    $  0.41      $  0.19     $  0.88      $  0.56     $  0.78     $  0.03
Distributions to shareowners:
 Net investment income                                         (0.21)       (0.39)      (0.40)       (0.46)      (0.51)      (0.46)
                                                             -------      -------     -------      -------     -------     -------
Net increase (decrease) in net asset value                   $  0.20      $ (0.20)    $  0.48      $  0.10     $  0.27     $ (0.43)
                                                             -------      -------     -------      -------     -------     -------
Net asset value, end of period                               $  9.31      $  9.11     $  9.31      $  8.83     $  8.73     $  8.46
                                                             -------      -------     -------      -------     -------     -------
Total return*                                                   4.54%        2.11%      10.28%        6.55%       9.46%       0.36%
Ratio of net expenses to average net assets+                    1.94%**      1.97%       2.16%        2.14%       2.18%       2.32%
Ratio of net investment income to average net assets+           3.92%**      3.59%       4.05%        4.78%       5.56%       5.53%
Portfolio turnover rate                                           61%**        63%         48%          59%         43%         60%
Net assets, end of period (in thousands)                     $28,110      $27,545     $29,777      $18,067     $ 7,377     $ 6,264
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                   1.96%**      1.97%       2.16%        2.15%       2.15%       2.30%
 Net investment income                                          3.91%**      3.59%       4.05%        4.77%       5.59%       5.55%
Ratios with waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                   1.94%        1.97%       2.16%        2.15%       2.15%       2.30%
 Net investment income                                          3.92%        3.59%       4.05%        4.77%       5.59%       5.55%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduc- tion of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net invest- ment income to average net assets decreased by 0.18%.

  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                     Six Months
                                                       Ended           Year        4/1/03(a)
                                                      12/31/04        Ended            to
                                                    (unaudited)      6/30/04        6/30/03
CLASS R
Net asset value, beginning of period                 $  9.28         $  9.50       $  9.19
                                                     -------         -------       -------
Increase (decrease) from investment operations:
  Net investment income                              $  0.19         $  0.47       $  0.10
  Net realized and unrealized gain (loss)
   on investments                                       0.24           (0.17)         0.32
                                                     -------         -------       -------
  Net increase from investment operations            $  0.44         $  0.30       $  0.42
Distributions to shareowners:
  Net investment income                                (0.23)          (0.52)        (0.11)
                                                     -------         -------       -------
Net increase (decrease) in net asset value           $  0.20         $ (0.22)      $  0.31
                                                     -------         -------       -------
Net asset value, end of period                       $  9.48         $  9.28       $  9.50
                                                     -------         -------       -------
Total return*                                           4.71%           3.20%         4.55%
Ratio of net expenses to average net assets+            1.42%**         1.32%         1.42%**
Ratio of net investment income to average
  net assets+                                           4.38%**         4.71%         4.13%**
Portfolio turnover rate                                   61%**           63%           48%
Net assets, end of period (in thousands)             $   994         $   345       $     1
Ratios with no waiver of management
  fees by PIM and no reduction for
  fees paid indirectly:
  Net expenses                                          1.42%**         1.32%         1.42%**
  Net investment income                                 4.37%**         4.71%         4.13%**
Ratios with waiver of management fees by
  PIM and reduction for fees paid indirectly:
  Net expenses                                          1.42%           1.32%         1.42%
  Net investment income                                 4.38%           4.71%         4.13%

(a) Class R shares were first publicly offered on April 1,2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
40

Pioneer Bond Fund

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                                                     Six Months
                                                                                      Ended       Year       Year      9/20/01(a)
                                                                                      12/31/04     Ended       Ended        to
                                                                                      (unaudited)  6/30/04     6/30/03   6/30/02(b)
CLASS Y
Net asset value, beginning of period                                                  $  9.12     $  9.35    $  8.87    $   8.85
                                                                                       -------     -------    -------    --------
Increase (decrease) from investment operations:
 Net investment income                                                                 $  0.25     $  0.46    $  0.51    $   0.43
 Net realized and unrealized gain (loss) on investments                                   0.22       (0.14)      0.51        0.04
                                                                                       -------     -------    -------    --------
  Net increase from investment operations                                              $  0.47     $  0.32    $  1.02    $   0.47
Distributions to shareowners:
 Net investment income                                                                   (0.27)      (0.55)     (0.54)      (0.45)
Net increase (decrease) in net asset value                                             $  0.20     $ (0.23)   $  0.48    $   0.02
                                                                                       -------     -------    -------    --------
Net asset value, end of period                                                         $  9.32     $  9.12    $  9.35    $   8.87
                                                                                       -------     -------    -------    --------
Total return*                                                                             5.22%       3.48%     11.86%       5.48%
Ratio of net expenses to average net assets+                                              0.60%**     0.58%      0.67%       0.64%**
Ratio of net investment income to average net assets+                                     5.21%**     5.05%      5.54%       6.28%**
Portfolio turnover rate                                                                     61%**       63%        48%         59%
Net assets, end of period (in thousands)                                               $10,848     $13,617    $ 7,719    $  4,051
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                                             0.60%**     0.58%      0.67%       0.64%**
 Net investment income                                                                    5.21%**     5.05%      5.54%       6.28%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                             0.60%       0.58%      0.67%       0.64%
 Net investment income                                                                    5.21%       5.05%      5.54%       6.28%

(a) Class Y shares were first publicly offered on September 20, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.
(b) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduc- tion of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net invest- ment income to average net assets decreased by 0.23%.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                           12/11/04 to
                                                            12/31/04
INVESTOR CLASS
Net asset value, beginning of period                        $  9.40
                                                            -------
Increase (decrease) from investment operations:
  Net investment income                                     $  0.03
  Net realized and unrealized loss on investments             (0.01)
                                                            -------
   Net increase from investment operations                  $  0.02
Distributions to shareowners:
  Net investment income                                       (0.03)
                                                            -------
Net decrease in net asset value                             $ (0.01)
                                                            -------
Net asset value, end of period                              $  9.39
                                                            -------
Total return*                                                  0.19%
Ratio of net expenses to average net assets+                   0.30%**
Ratio of net investment income to average net assets+          5.74%**
Portfolio turnover rate                                          61%**
Net assets, end of period (in thousands)                    $ 9,157
Ratios with no waiver of management fees
  by PIM and no reduction for fees paid indirectly:
  Net expenses                                                 0.42%**
  Net investment income                                        5.62%**
Ratios with waiver of management fees by PIM and
reduction for fees paid indirectly:
  Net expenses                                                 0.30%
  Net investment income                                        5.74%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
42

Pioneer Bond Fund

================================================================================
NOTES TO FINANCIAL STATEMENTS 12/31/04 (unauditded)
================================================================================

1. Organization and Significant Accounting Policies

Pioneer Bond Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek current income consistent with preservation of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R, and Class Y shares. Class R shares were first publicly offered April 1, 2003. Investor Class shares were first publicly offered on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's Outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shares and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as

Pioneer Bond Fund

================================================================================
NOTES TO FINANCIAL STATEMENTS 12/31/04 (unauditded)                  (continued)
================================================================================

   determined by, or under the direction of the Board of Trustees. At December 31, 2004 there were no securities fair valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Temporary cash investments are valued at amortized cost.

   All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

-----------------------------------------
                                   2004
-----------------------------------------
  Distributions paid from:
  Ordinary income             $13,862,071
  Long-term capital gain                -
                              -----------
  Total                       $13,862,071
                              -----------
=========================================

Pioneer Bond Fund

================================================================================

================================================================================

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004.

------------------------------------------------
                                       2004
------------------------------------------------
  Undistributed ordinary income     $   881,220
  Dividends payable                 $  (229,477)
  Capital loss-carryforward         $(6,403,162)
  Unrealized appreciation           $ 2,826,845
                                    -----------
  Total                             $(2,924,574)
                                    -----------
================================================

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of amortization.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $25,658 in underwriting commissions on the sale of Class A shares during the six months ended December 31, 2004.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y and Investor Class shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as

Pioneer Bond Fund

================================================================================
NOTES TO FINANCIAL STATEMENTS 12/31/04 (unauditded)                  (continued)
================================================================================

   of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class, Class R and Class Y shares can bear different transfer agent and distribution fees.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from the counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets. In

Pioneer Bond Fund

================================================================================

================================================================================

addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At December 31, 2004, $119,533 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.74% of the average daily net assets attributable to Investor Class shares.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $99,738 in transfer agent fees payable to PIMSS at December 31, 2004.


4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $108,525 in distribution fees payable to PFD at December 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to

Pioneer Bond Fund

================================================================================
NOTES TO FINANCIAL STATEMENTS 12/31/04 (unauditded)                  (continued)
================================================================================

provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of Class A, Class B, Class C and Class R shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004 a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004 the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended December 31, 2004, $71,576 in CDSCs were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended December 31, 2004, the Fund's expenses were reduced by $1,945 under such arrangements.

Pioneer Bond Fund

================================================================================

================================================================================

6. Merger Information

On December 8, 2004, beneficial owners of Safeco Intermediate Term Bond Fund (one of the series that comprised Safeco Taxable Bond Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

------------------------------------------------------------------------------------------
                                                     Safeco
                              Pioneer             Intermediate              Pioneer
                             Bond Fund           Term Bond Fund            Bond Fund
                       (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
                       --------------------   --------------------   ---------------------
 Net Assets                $257,177,281            $9,260,087            $266,437,368
 Shares Outstanding          27,433,514             1,085,975              28,418,629
 Investor Class
   Shares Issued                                                              985,115
==========================================================================================

-------------------------------------------------------------------------------
                                                    Unrealized
                                                   Appreciation     Accumulated
                                                 on Closing Date       Gain
                                                 ---------------    -----------
 Sefeco Intermediate Term Bond Fund                  $176,429         $26,968
===============================================================================

Pioneer Bond Fund

================================================================================
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
================================================================================

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 74 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

================================================================================
RETIREMENT PLANS FROM PIONEER
================================================================================

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 701/2 earning income. Individuals can contribute up to $3,000, or $3,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000, or $3,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $13,000 per year, or $16,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.

Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Employer contributions are required. The plan allows for the maximum deductible contribution up to $165,000 or more.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $13,000, or $16,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

================================================================================
                                                                     (continued)
================================================================================

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.


    Most retirement plan withdrawals must meet specific conditions to avoid penalties.

================================================================================
HOW TO CONTACT PIONEER
================================================================================

We are pleased to offer a variety of convenient ways to you to contact us for assistance or information:

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.





(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A

ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  March 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 9, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 9, 2005

* Print the name and title of each signing officer under his or her signature.